Trade Payables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade Payables
	12/31/2020	12/31/2019
Domestic suppliers	2,306,398	1,800,348
Domestic suppliers – related parties (see Note 8.a)	5,102	96,908
Domestic suppliers – reverse factoring (i)	1,021,424	262,870
Domestic suppliers – reverse factoring (i) - related parties (see Note 8.a)	61,989	193,080
Foreign suppliers	307,486	237,618
Foreign suppliers - related parties (see Note 8.a)	126,033	23,604
Foreign suppliers – reverse factoring (i)	212,220	85,643
	4,040,652	2,700,071

(i) Suppliers – reverse factoring: some subsidiaries of the Company entered into an agreements with a financial institutions. These agreements consist in the anticipation of the receipt of trade payables by the supplier, in which the financial institutions prepay a certain amount from the supplier, and receives on the maturity date the amount payable by the subsidiaries of the Company. The decision to join this type of transaction is solely and exclusively of the supplier. The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. These transactions are presented in operating activities in the statements of cash flow.

Some Company’s subsidiaries acquire oil-based fuels and LPG from Petrobras and its subsidiaries and ethylene from Braskem S.A. These suppliers control almost all the markets for these products in Brazil.